Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Timing Practices

Our Compensation Committee typically meets during the first quarter following the end of each calendar year to review the performance of the Company and the executives of the Company and the Bank. At these meetings, all compensation recommendations are made, including recommendations regarding adjustments to the annual base salaries of the executive officers, if any, as well as determination of payouts under our annual incentive plan. To the extent the Compensation Committee approves new equity-based awards for employees (including NEOs) during the first fiscal quarter of a year, the grant date of such awards is typically the day of such meeting. Our Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, nor does the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Company currently does not grant stock options.

Award Timing Method	Our Compensation Committee typically meets during the first quarter following the end of each calendar year to review the performance of the Company and the executives of the Company and the Bank. At these meetings, all compensation recommendations are made, including recommendations regarding adjustments to the annual base salaries of the executive officers, if any, as well as determination of payouts under our annual incentive plan. To the extent the Compensation Committee approves new equity-based awards for employees (including NEOs) during the first fiscal quarter of a year, the grant date of such awards is typically the day of such meeting. Our Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, nor does the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Company currently does not grant stock options.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false